Market Risk Benefits - Rollforward of Balances for Variable Annuity Products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable Annuities
Market Risk Benefit [Roll Forward]
Balance, beginning of period	$ 8,884,362	$ 13,577,543
Effect of cumulative changes in non-performance risk	287,605	722,837
Balance, beginning of period, before effect of changes in non-performance risk	9,171,967	14,300,380
Attributed fees collected	1,249,956	1,368,434
Claims Paid	(64,406)	(29,401)
Interest accrual	143,483	24,824
Actual in force different from expected	105,996	(19,290)
Effect of changes in interest rates	(7,271,427)	(3,461,436)
Effect of changes in equity markets	3,103,563	(2,789,777)
Effect of assumption update	(160,597)	(221,767)
Other		0
Effect of changes in current period counterparty non-performance risk	0	0
Balance, end of period, before effect of changes in non-performance risk	6,278,535	9,171,967
Effect of cumulative changes in non-performance risk	(1,727,910)	(287,605)
Balance, end of period	4,550,625	8,884,362
Reinsured Market Risk Benefit
Market Risk Benefit [Roll Forward]
Balance, beginning of period	(906,484)	(13,589,575)
Effect of cumulative changes in non-performance risk	0	0
Balance, beginning of period, before effect of changes in non-performance risk	(906,484)	(13,589,575)
Attributed fees collected	(147,727)	(759,997)
Claims Paid	3,456	14,648
Interest accrual	(13,438)	(16,593)
Actual in force different from expected	(9,968)	22,687
Effect of changes in interest rates	767,394	3,240,588
Effect of changes in equity markets	(326,575)	2,070,833
Effect of assumption update	23,171	221,767
Other		8,223,470
Effect of changes in current period counterparty non-performance risk	187,910	(334,312)
Balance, end of period, before effect of changes in non-performance risk	(422,261)	(906,484)
Effect of cumulative changes in non-performance risk	0	0
Balance, end of period	(422,261)	(906,484)
Variable Annuities Net of Reinsurance
Market Risk Benefit [Roll Forward]
Balance, beginning of period	7,977,878	(12,032)
Effect of cumulative changes in non-performance risk	287,605	722,837
Balance, beginning of period, before effect of changes in non-performance risk	8,265,483	710,805
Attributed fees collected	1,102,229	608,437
Claims Paid	(60,950)	(14,753)
Interest accrual	130,045	8,231
Actual in force different from expected	96,028	3,397
Effect of changes in interest rates	(6,504,033)	(220,848)
Effect of changes in equity markets	2,776,988	(718,944)
Effect of assumption update	(137,426)	0
Other		8,223,470
Effect of changes in current period counterparty non-performance risk	187,910	(334,312)
Balance, end of period, before effect of changes in non-performance risk	5,856,274	8,265,483
Effect of cumulative changes in non-performance risk	(1,727,910)	(287,605)
Balance, end of period	$ 4,128,364	$ 7,977,878